S000010620 [Member] Expense Example, No Redemption - S000010620 [Member]	Jul. 31, 2025 USD ($)
C000029373 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 374
Expense Example, No Redemption, 3 Years	533
Expense Example, No Redemption, 5 Years	704
Expense Example, No Redemption, 10 Years	1,202
C000029375 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	137
Expense Example, No Redemption, 3 Years	428
Expense Example, No Redemption, 5 Years	739
Expense Example, No Redemption, 10 Years	1,459
C000029376 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	56
Expense Example, No Redemption, 3 Years	176
Expense Example, No Redemption, 5 Years	307
Expense Example, No Redemption, 10 Years	689
C000136874 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	54
Expense Example, No Redemption, 3 Years	170
Expense Example, No Redemption, 5 Years	296
Expense Example, No Redemption, 10 Years	665
C000177149 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	49
Expense Example, No Redemption, 3 Years	154
Expense Example, No Redemption, 5 Years	269
Expense Example, No Redemption, 10 Years	604
C000253711 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	56
Expense Example, No Redemption, 3 Years	176
Expense Example, No Redemption, 5 Years	307
Expense Example, No Redemption, 10 Years	$ 689